Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,692,892,214.00
Previously Paid Amount	211,321.92
Total Fee Amount	233,788.41
Total Offset Amount	0.00
Net Fee	$ 22,466.49
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A